Note 2. Summary of Significant Accounting Policies: Revenue Recognition (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
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Advertising agency commissions	$ 50,531	$ 3,218	$ 6,007	$ 0